FINANCIAL RISK MANAGEMENT - Schedule Of Foreign Currency Risk On Net Working Capital and Sensitivity Analysis (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Foreign Currency Fair Value Hedge Derivative [Line Items]
Cash	$ 1,034	$ 6,054
Accounts payable	(345,727)	$ (351,877)
Canadian Dollar [Member]
Foreign Currency Fair Value Hedge Derivative [Line Items]
Cash	1,236
Accounts payable	(356,118)
Total foreign currency working capital	(354,882)
US$ exchange rate at December 31, 2019	0.7699
Total foreign currency net working capital in US$	(273,224)
Impact of a 10% strengthening of the US$ on net loss	$ (27,322)